JOHN HANCOCK VARIABLE INSURANCE TRUST
601 Congress Street
Boston, Massachusetts 02210
June 11, 2012
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	John Hancock Variable Insurance Trust (the “Trust”) File Nos. 2-94157; 811-04146
Ladies and Gentlemen:
On behalf of the Trust, transmitted for filing are exhibits containing interactive data format risk/return summary information previously filed with the Securities and Exchange Commission as Post-Effective Amendment No. 101 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Post-Effective Amendment No. 102 to its Registration Statement under the 1940 Act (the “Amendment”) on May 17, 2012 (Accession No. 0000950123-12-008260).
This filing amends and restates the interactive data files provided in the prior filing.
If you have any questions, please call the undersigned at 617-663-2166.

Sincerely,

/s/ Betsy Anne Seel
Betsy Anne Seel
Senior Counsel and Assistant Secretary